Schedule of Gains Losses on Derivative Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Risk Management And Fair Value Measurements
Financial derivative instrument – Fair value at the beginning of the period	$ 619	$ 74
Financial derivative instrument – Additions of the period
Financial derivative instrument – Amounts received	(560)	(10)
Financial derivative instrument – Fair value as at period end		619	$ 74
Gain/(Loss) from financial derivative instrument	$ (59)	$ 555